Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 21,045	$ 21,529
Recognised in cash flow hedging reserve	(71)	(163)
Recognised in cost of hedging reserve	32	106
Recognised in the income statement	72	68
Accrued cash flows	151	251
Total derivatives fair value	(433)	204
Hedged value of notes and debentures	20,428	21,471
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	1,463	1,304
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(2,080)	(1,362)
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	9,926	9,433
Recognised in cash flow hedging reserve	0
Recognised in cost of hedging reserve	0
Recognised in the income statement	29	20
Accrued cash flows	74	111
Total derivatives fair value	(639)	(122)
Hedged value of notes and debentures	9,184	9,180
USD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	0
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(742)	(253)
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	3,245	3,118
Recognised in cash flow hedging reserve	(16)	(57)
Recognised in cost of hedging reserve	13	70
Recognised in the income statement	(18)	(2)
Accrued cash flows	47	62
Total derivatives fair value	60	234
Hedged value of notes and debentures	3,279	3,279
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	764	678
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(730)	(517)
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	7,294	7,680
Recognised in cash flow hedging reserve	(55)	(100)
Recognised in cost of hedging reserve	21	33
Recognised in the income statement	65	54
Accrued cash flows	32	82
Total derivatives fair value	(13)	(119)
Hedged value of notes and debentures	7,218	7,492
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	500	378
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(576)	(566)
CAD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	580	594
Recognised in cash flow hedging reserve	0	(5)
Recognised in cost of hedging reserve	(2)	3
Recognised in the income statement	(4)	(4)
Accrued cash flows	(2)	1
Total derivatives fair value	159	148
Hedged value of notes and debentures	747	747
CAD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	199	175
CAD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ (32)	(22)
AUD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		704
Recognised in cash flow hedging reserve		(1)
Accrued cash flows		(5)
Total derivatives fair value		63
Hedged value of notes and debentures		773
AUD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		73
AUD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		$ (4)